Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Series A Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.1	$ 0.05
Shares authorized	6,160,056	12,285,713
Shares issued	6,160,056	12,285,713
Shares outstanding	6,160,056	12,285,713
Carrying value	$ 645	$ 645
Liquidation preference	$ 645	$ 645
Series A Convertible Preferred Stock [Member] | Previously Reported [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.0525
Shares authorized	12,285,713
Shares issued	12,285,713
Shares outstanding	12,285,713
Carrying value	$ 645
Liquidation preference	$ 645
Series B Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.42	$ 0.21
Shares authorized	3,760,500	7,500,000
Shares issued	3,760,500	7,500,000
Shares outstanding	3,760,500	7,500,000
Carrying value	$ 1,575	$ 1,575
Liquidation preference	$ 1,575	$ 1,575
Series B Convertible Preferred Stock [Member] | Previously Reported [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.21
Shares authorized	7,500,000
Shares issued	7,500,000
Shares outstanding	7,500,000
Carrying value	$ 1,575
Liquidation preference	$ 1,575
Series C Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1.7	$ 0.85
Shares authorized	2,507,000	5,000,000
Shares issued	2,507,000	5,000,000
Shares outstanding	2,507,000	5,000,000
Carrying value	$ 4,250	$ 4,250
Liquidation preference	$ 4,250	$ 4,250
Series C Convertible Preferred Stock [Member] | Previously Reported [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.85
Shares authorized	5,000,000
Shares issued	5,000,000
Shares outstanding	5,000,000
Carrying value	$ 4,250
Liquidation preference	$ 4,250
Series D Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1.99	$ 1
Shares authorized	2,056,141	4,100,799
Shares issued	2,056,141	4,100,799
Shares outstanding	2,056,141	4,100,799
Carrying value	$ 4,101	$ 4,101
Liquidation preference	$ 4,101	$ 4,101
Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1
Shares authorized	4,100,799
Shares issued	4,100,799
Shares outstanding	4,100,799
Carrying value	$ 4,101
Liquidation preference	$ 4,101
Series E Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 2.23	$ 1.12
Shares authorized	11,367,454	22,671,428
Shares issued	11,367,454	22,671,428
Shares outstanding	11,367,454	22,671,428
Carrying value	$ 25,392	$ 25,392
Liquidation preference	$ 25,392	$ 25,392
Series E Convertible Preferred Stock [Member] | Previously Reported [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1.12
Shares authorized	22,671,428
Shares issued	22,671,428
Shares outstanding	22,671,428
Carrying value	$ 25,392
Liquidation preference	$ 25,392
Series F Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 2.79	$ 1.4
Shares authorized	52,888,416	87,142,870
Shares issued	46,943,509	49,050,528
Shares outstanding	46,943,509	49,050,528
Carrying value	$ 155,236	$ 68,671
Liquidation preference	$ 131,075	$ 68,671
Series F Convertible Preferred Stock [Member] | Previously Reported [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1.4
Shares authorized	105,481,484
Shares issued	93,624,871
Shares outstanding	93,624,871
Carrying value	$ 155,236
Liquidation preference	$ 131,075
Convertible Preferred Stocks [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Shares authorized	78,739,567	138,700,810
Shares issued	72,794,660	100,608,468
Shares outstanding	72,794,660	100,608,468
Carrying value	$ 191,199	$ 104,634
Liquidation preference	$ 167,038	$ 104,634
Convertible Preferred Stocks [Member] | Previously Reported [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Shares authorized	157,039,424
Shares issued	145,182,811
Shares outstanding	145,182,811
Carrying value	$ 191,199
Liquidation preference	$ 167,038